Commitments related to operational activities - Commitments given and received (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Total commitments given	€ 187,248	€ 221,135
Agreements concerning the provision of facilities	326	260
Total commitments received	326	260
Contract CRO with Pharmaceutical Research Associates B.V.
Disclosure of detailed information about financial instruments [line items]
Total commitments given	156,870	183,366	€ 232,500
CMO
Disclosure of detailed information about financial instruments [line items]
Total commitments given	5,332	5,733
Lease
Disclosure of detailed information about financial instruments [line items]
Total commitments given	6,570	8,595
Others
Disclosure of detailed information about financial instruments [line items]
Total commitments given	€ 18,476	€ 23,442